INCOME TAX (Schedule of Income (loss) before income taxes from PRC and non-PRC sources) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
PRC	$ 13,778,524	$ 6,738,581	$ 6,530,295
Non- PRC	(264,154)	(148,647)	(280,765)
INCOME BEFORE INCOME TAX	$ 13,514,370	$ 6,589,934	$ 6,249,530